Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note E – Leases
Balance sheet information related to leases at December 31 was as follows:

	2021	2020
Operating leases:
Operating lease right-of-use assets	$1,195	$880
Operating lease liabilities	1,195	880

The components of lease cost were as follows for the year ending:
	2021	2020
Operating lease cost	$161	$170
Short-term lease expense	36	31

Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2021 are as follows:
Operating Leases
2022	$168
2023	127
2024	106
2025	106
2026	107
Thereafter	866
Total lease payments	1,480
Less: Imputed Interest	(285)
Total operating leases	$1,195

Other information at December 31 was as follows:

	2021	2020

Weighted-average remaining lease term for operating leases	13.7 years	9.6 years
Weighted-average discount rate for operating leases	2.29%	2.79%